Other long-term liabilities	12 Months Ended
Dec. 31, 2021
Other long-term liabilities
Other long-term liabilities

22.   Other long-term liabilities

		As at December 31,
	Notes	2020	2021	2021
		RMB	RMB	US$
Accrued unrecognized tax benefits & surcharge	i)	74,728	75,347	11,824
Lease deposit received from hospital		1,998	2,000	314
Convertible Note	ii)	—	20,000	3,138
Others		—	1,254	197
		76,726	98,601	15,473
i)	The amounts of unrecognized tax benefit are based on the recognition and measurement criteria of ASC Topic 740. The balance is presented as non-current liability in the consolidated financial statements as at December 31, 2021 due to the fact that the Group does not anticipate payments of cash within one year. The Group recorded accrued unrecognized tax benefits & surcharge amounting to RMB74,728 and RMB75,347 (US$11,824) (note 27) as of December 31, 2020 and 2021, respectively.

ii)	Convertible Note

In December 2021, Healthingkon, a subsidiary of the Company, issued RMB20.0 million convertible note (“2021 Convertible Note”) to a single investor. Healthingkon received proceeds of RMB20.0 million on December 7, 2021 with no issuance costs. The Convertible Note bear interest of 4.75% per annum and have terms of 5 years upon the receipt of the principal.

Conversion Features and Rates

The 2021 Convertible Note can be converted, at the holder’s option, into ordinary shares of Healthingkon. The holder has the option to choose when to convert: 1) If the holder choose to convert in the first 3 years upon the receipt of the principal, the 2021 Convertible Note could be converted into 2.5% ordinary shares of Healthingkon; or 2) If the holder choose to convert in the fourth or fifth year upon the receipt of the principal, the 2021 Convertible Note could be converted into the percentage of ordinary shares equal to RMB 20.0 million divided by the sum of RMB 20.0 million and 80% of the fair value of Healthingkon in the latest round of financing at that time.

Contingent Redemption Feature

The outstanding principal and any accrued but unpaid interest at 4.75% will become due and payable in full upon the occurrence of any of events of default.

Accounting for the 2021 Convertible Note

The 2021 Convertible Note was recorded as liability in accordance with ASC 470.

The Group evaluated the embedded conversion feature and determined that it does not qualify for derivative accounting as the underlying ordinary shares which the 2021 Convertible Note could be converted into were not publicly traded nor could they be readily convertible into cash in accordance with ASC 815-15 and ASC 815-40. Therefore, the conversion feature is not required to be bifurcated. In addition, no beneficial conversion feature (“BCF”) was recorded at the issuance date of the 2021 Convertible Note since it is a contingent BCF which should be measured at the commitment date.

The Group further evaluated the embedded Contingent Redemption Feature in accordance with ASC 815 and concluded that it is not required to be bifurcated because it is considered to be clearly and closely related to the debt host, as the Note was not issued at a substantial discount and are redeemable at par. There were no other embedded derivatives that are required to be bifurcated.